Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Treasury Shares	Accumulated other comprehensive Income (loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2024		$ 49	$ 357,570		$ 601	$ (213,919)	$ 142,688
Balance (in Shares) at Dec. 31, 2024	[1]	106,342,415
Balance (in Shares) at Dec. 31, 2024				(1,613)
Exercise of options and vesting of RSUs			385				385
Exercise of options and vesting of RSUs (in Shares)		2,991,563
Repurchase of ordinary shares							(19,761)
Repurchase of ordinary shares (in Shares)		(7,500,298)		(19,761)
Stock based compensation			7,941				7,941
Change in unrealized gain (loss) on cash flow hedges					734		734
Net loss for the period						(15,492)	(15,492)
Balance at Jun. 30, 2025		$ 49	365,896		1,335	(229,411)	116,495
Balance (in Shares) at Jun. 30, 2025	[1]	101,833,680
Balance (in Shares) at Jun. 30, 2025				(21,374)
Balance at Dec. 31, 2024		$ 49	357,570		601	(213,919)	142,688
Balance (in Shares) at Dec. 31, 2024	[1]	106,342,415
Balance (in Shares) at Dec. 31, 2024				(1,613)
Balance at Dec. 31, 2025		$ 49	360,013		429	(245,502)	$ 104,983
Balance (in Shares) at Dec. 31, 2025		103,050,266					103,050,266
Balance (in Shares) at Dec. 31, 2025				(10,006)			3,302,194
Balance at Mar. 31, 2025		$ 49	361,924		59	(222,227)	$ 128,607
Balance (in Shares) at Mar. 31, 2025	[1]	104,892,547
Balance (in Shares) at Mar. 31, 2025				(11,198)
Exercise of options and vesting of RSUs			197				197
Exercise of options and vesting of RSUs (in Shares)		1,211,172
Repurchase of ordinary shares							(10,176)
Repurchase of ordinary shares (in Shares)		(4,270,039)		(10,176)
Stock based compensation			3,775				3,775
Change in unrealized gain (loss) on cash flow hedges					1,276		1,276
Net loss for the period						(7,184)	(7,184)
Balance at Jun. 30, 2025		$ 49	365,896		1,335	(229,411)	116,495
Balance (in Shares) at Jun. 30, 2025	[1]	101,833,680
Balance (in Shares) at Jun. 30, 2025				(21,374)
Balance at Dec. 31, 2025		$ 49	360,013		429	(245,502)	$ 104,983
Balance (in Shares) at Dec. 31, 2025		103,050,266					103,050,266
Balance (in Shares) at Dec. 31, 2025				(10,006)			3,302,194
Exercise of options and vesting of RSUs			2,179				$ 2,179
Exercise of options and vesting of RSUs (in Shares)		5,229,790
Retirement of treasury shares			(10,006)
Retirement of treasury shares (in Shares)				10,006
Stock based compensation			6,246				6,246
Change in unrealized gain (loss) on cash flow hedges					(12)		(12)
Net loss for the period						(16,342)	(16,342)
Balance at Jun. 30, 2026		$ 49	358,432		417	(261,844)	$ 97,054
Balance (in Shares) at Jun. 30, 2026		108,280,056					108,280,056
Balance (in Shares) at Jun. 30, 2026							0
Balance at Mar. 31, 2026		$ 49	353,918		65	(253,792)	$ 100,240
Balance (in Shares) at Mar. 31, 2026		105,722,413
Balance (in Shares) at Mar. 31, 2026
Exercise of options and vesting of RSUs			1,404				1,404
Exercise of options and vesting of RSUs (in Shares)		2,557,643
Stock based compensation			3,110				3,110
Change in unrealized gain (loss) on cash flow hedges					352		352
Net loss for the period						(8,052)	(8,052)
Balance at Jun. 30, 2026		$ 49	$ 358,432		$ 417	$ (261,844)	$ 97,054
Balance (in Shares) at Jun. 30, 2026		108,280,056					108,280,056
Balance (in Shares) at Jun. 30, 2026							0

[1]	Excluding 359,375 Forfeiture Shares